Income Taxes and Tax Receivable Agreement	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Income Tax Disclosure [Line Items]
Income Taxes and Tax Receivable Agreement
(8)	Income Taxes and Tax Receivable Agreement
The Company is organized as a corporation for income tax purposes and is subject to federal, state and local taxes on its income, which is primarily sourced from its membership interest in SOLV Energy Holdings LLC held for any given reporting period. SOLV Energy Holdings LLC is a partnership for U.S. federal income tax purposes and, as a result, its members, including the Company, will pay income taxes with respect to their allocable shares of its taxable income.
As of March 31, 2026, the Company had deferred tax assets of $101,302 and a deferred tax liability of $5,339. For the three months ended March 31, 2026, the Company’s effective tax rate was -17.9%. The difference between the estimated annual effective income tax rate and the U.S. federal statutory rate is primarily attributable to the tax effect of stock based compensation and the exclusion of tax related to non-controlling
interests.
The Company’s income tax provision was $4,166 for the period from February 12, 2026, to March 31, 2026.
On February 12, 2026, the Company recorded a net deferred tax asset of $101,302 related to (i) the temporary difference between the book and tax basis of its investment in SOLV Energy Holdings LLC of $69,866, (ii)

$19,423 of tax benefits from future deductions attributable to payments under the Tax Receivable Agreements, and (iii)

$12,005 tax deductions for NOL carryovers as a result of the Blocker Companies merger.
The initial deferred tax asset were recorded as adjustments to additional paid-in
capital in the condensed consolidated balance sheet as of March 31, 2026. Additionally, and concurrent with the Transactions, the Company recorded a liability pursuant to the TRA of $172,344 and a corresponding reduction to additional paid-in
capital. The net impact to additional
paid-in
capital was a reduction of $71,042 and is presented within the Company’s condensed consolidated statements of stockholders’ equity.
In connection with the IPO and the Transactions, the Company entered into the TRA with the Continuing Equity Owners that provides for the payment by the Company to such the Continuing Equity Owners of 85% of the benefits, that the Company realizes, or is deemed to realize, as a result of the Company’s allocable share of existing tax basis acquired in its IPO and other tax benefits related to entering into the TRA.

(17)	Income Taxes
The Company is organized as a pass through entity for US federal tax purposes and generally does not pay income taxes on its taxable income in most jurisdictions. Instead, the Company’s taxable income or loss is passed through to its members.

Income (loss) before income taxes consist wholly of domestic income (loss).
The income taxes paid consisted of the following:

	December 31,
	2025	2024	2023
Federal	$1,630	$—	—
State:
Texas	758	598	204
Other State Taxes	100

Total income tax paid	$2,488	$598	204

The income tax expense consisted of the following:

	Year Ended December 31,
	2025	2024	2023
Current
Federal	$2,213	$—	$—
State	1,932	598	204

Total current tax expense	$4,145	$598	$204
Deferred
Federal	$(710)	$—	$—
State	208	—	—

Total deferred tax expense (benefit)	$(502)	$—	$—

Total provision for income taxes	$3,643	$598	$204

The following is a reconciliation of the statutory federal income tax rate to our effective tax rate for the years ended December 31, 2025 and 2024:

	Year Ended December 31,
	2025		2024		2023
U.S. Federal Statutory Tax Rate	$32,203	21.0%	$2,210	21.0%	$(23,024)	21.0%
State and Local Income Tax, Net of Federal Income Tax Effects (1)	2,037	1.3%	598	5.7%	204	(0.2)%
Nontaxable or Nondeductible items
Partnership Income	(30,646)	(20.0)%	(2,210)	(21.0)%	23,024	(21.0)%
Other	49	0.0%	—	—%	—	—%

Effective Tax Rate	$3,643	2.3%	$598	5.7%	$204	(0.2)%

(1)	State taxes in Texas made up the majority (greater than 50 percent ) of the tax effect in this category.

Significant components of the Company’s deferred income tax assets and liabilities consist of the following:

	December 31,
	2025	2024
Deferred tax assets
Other	$740	$—

Gross deferred tax assets	740	$—
Valuation allowance	—	—

Total deferred tax assets	740	$—
Deferred tax liabilities:
Fixed assets	$(1,311)	$—
Intangible assets	(4,215)	—
Other	$(553)	—

Total deferred tax liabilities	$(6,079)	—

Total deferred tax assets/(liabilities)	$(5,339)	$—

As of December 31, 2025, we had net operating loss carryforwards for state income tax purposes of approximately $1,090, available to offset future taxable income. Of the state net operating loss carryforwards, $908 can be carried forward indefinitely, while the remaining $182 will begin to expire in 2033.
In the normal course of business, the Company is subject to examination by federal and state taxing authorities. The Company is not currently under any examination by the federal or state tax authorities; however, the prior four years are subject to examination in its largest state jurisdiction.